SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Gains from business divestiture	$ 0	$ 0	$ 4,768
Foreign currency losses, net	(3,817)	(1,398)	(846)
Gains (losses) on derivative financial instruments, net	595	179	(330)
Other expenses, net	(536)	(395)	(677)
Total other (expense) income, net	$ (3,758)	$ (1,614)	$ 2,915